UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
           --------------------------------------------------
Address:   53 Forest Ave
           --------------------------------------------------
           Suite 202
           --------------------------------------------------
           Old Greenwich, CT 06870
           --------------------------------------------------

Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norman F. LeBlanc
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     (203) 344-3090
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Norman F. LeBlanc     Old Greenwich, Connecticut     11/14/07
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             30
                                               -------------
                                                  637,273
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- --------   ----------------- ---------- -------- ------------------------
                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
--------------------------------- -------------- -------    --------  --------  --- ---- ---------- --------  -------  ------ ------

FEDERATED INVS INC PA              CL B         314211103      993     25,000       PUT  SOLE                25,000
BEARS STEARNS COS INC              COM          073902108   18,876    153,700  SH        SOLE               153,700
CITIGROUP INC                      COM          172967101      280      6,000  SH        SOLE                 6,000
E M C CORP MASS                    COM          268648102    4,160    200,000  SH        SOLE               200,000
ENZON PHARMACEUTICALS INC          COM          293904108      145     16,500  SH        SOLE                16,500
INDYMAC BANKCORP INC               COM          456607100    8,264    350,000      CALL  SOLE               350,000
KRAFT FOODS INC                    CL A         50075N104   25,883    750,000  SH        SOLE               750,000
ALTRIA GROUP INC                   COM          02209S103    6,953    100,000      CALL  SOLE               100,000
OWENS CORNING NEW                  COM          690742101    6,263    250,000      CALL  SOLE               250,000
PLAINS EXPL & PRODTN CO            COM          726505100   19,899    450,000  SH        SOLE               450,000
PLAINS EXPL & PRODTN CO            COM          726505100    8,844    200,000      CALL  SOLE               200,000
DOMTAR CORP                        COM          257559104   12,134  1,479,730  SH        SOLE             1,479,730
AFFILIATED MANAGERS GROUP          COM          008252108   25,502    200,000       PUT  SOLE               200,000
SPDR RT                            UNIT SER 1   78462F103   76,290    500,000       PUT  SOLE               500,000
ISHARES INC                        MSCI BRAZIL  464286400   62,518    850,000       PUT  SOLE               850,000
ALLTEL CORP                        COM          020039103   35,272    506,200  SH        SOLE               506,200
CLEAR CHANNEL COMMUNICATIONS       COM          184502102   56,536  1,510,050  SH        SOLE             1,510,050
NEWS CORP                          COM          65248E104   18,210    828,100  SH        SOLE               828,100
NEWS CORP                          COM          65248E104   10,995    500,000       PUT  SOLE               500,000
HARRAHS ENTMT INC                  COM          413619107   39,605    455,600  SH        SOLE               455,600
HILTON HOTELS CORP                 COM          432848109   60,470  1,300,700  SH        SOLE             1,300,700
HUNTSMAN CORP                      COM          447011107    3,354    126,600  SH        SOLE               126,600
LEAP WIRELESS INTL INC             COM NEW      521863308    8,015     98,500  SH        SOLE                98,500
PENN NATL GAMING INC               COM          707569109   10,313    174,734  SH        SOLE               174,734
SLM CORP                           COM          78442P106    9,472    190,696  SH        SOLE               190,696
SLM CORP                           COM          78442P106    9,835    198,000      CALL  SOLE               198,000
SLM CORP                           COM          78442P106    4,967    100,000       PUT  SOLE               100,000
TXU CORP                           COM          873168108   84,307  1,231,300  SH        SOLE             1,231,300
TXU CORP                           COM          873168108    3,745     54,700       PUT  SOLE                54,700
LOEWS CORP                         COM          540424108    5,173    107,000  SH        SOLE               107,000

